CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 296,271	$ 0
Prepaid expenses and other current assets	208,263
Total Current Assets	504,534
Deferred offering costs		249,917
Marketable securities held in Trust Account	414,023,366
TOTAL ASSETS	414,527,900	249,917
Current liabilities
Accrued expenses	640,600	1,450
Accrued offering costs		107,000
Promissory note ? related party		117,917
Total Current Liabilities	640,600	226,367
FPA liability	1,106,667
Warrant liability	34,956,801
Deferred underwriting fee payable	14,490,000
Total Liabilities	51,194,068	226,367
Commitments
Common stock subject to possible redemption 41,400,000 and -0- shares at redemption value at June 30, 2021 and December 31, 2020, respectively	414,000,000
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding		0
Common stock, $0.0001 par value; 100,000,000 shares authorized; 15,805,951 and 10,350,000 shares issued and outstanding (excluding 35,944,049 and no shares subject to possible redemption) at June 30, 2021 and December 31, 2020, respectively	1,035	1,035
Additional paid-in capital		23,965
Accumulated deficit	(50,667,203)	(1,450)
Total Stockholder's Equity	(50,666,168)	23,550
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY	$ 414,527,900	$ 249,917